Document and Entity Information - USD ($)	12 Months Ended
	Jun. 30, 2017	Aug. 10, 2017
Document And Entity Information
Entity Registrant Name	APEX RESOURCES INC/NV
Entity Central Index Key	0001653710
Document Type	S-1
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Public float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,080,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017